EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.15%
73,615	Element Solutions Inc	$ 1,421,506
30,304	Orion Engineered Carbons SA	790,631
3,579	Rogers Corp(a)	584,916
6,049	Steel Dynamics Inc	683,900
		3,480,953
Communications — 1.93%
1,662	Calix Inc(a)	89,067
26,343	Ciena Corp(a)	1,383,534
7,737	Fiverr International Ltd(a)	270,176
10,939	Gogo Inc(a)	158,615
6,100	Ooma Inc(a)	76,311
3,695	Perion Network Ltd(a)	146,248
331	Solo Brands Inc Class A(a)	2,377
		2,126,328
Consumer, Cyclical — 11.78%
14,180	Academy Sports & Outdoors Inc	925,245
7,452	Boot Barn Holdings Inc(a)	571,121
14,795	Bowlero Corp(a)(b)	250,775
3,480	Burlington Stores Inc(a)	703,308
33,880	Core & Main Inc Class A(a)(b)	782,628
4,460	Five Below Inc(a)	918,626
5,500	Fox Factory Holding Corp(a)	667,535
2,570	H&E Equipment Services Inc	113,671
27,507	indie Semiconductor Inc Class A(a)(b)	290,199
58,549	International Game Technology PLC	1,569,113
30,061	KAR Auction Services Inc(a)	411,234
2,267	Kura Sushi USA Inc Class A(a)(b)	149,259
37,264	Lions Gate Entertainment Corp Class B(a)	386,800
12,852	Ollie's Bargain Outlet Holdings Inc(a)	744,645
1,581	Oxford Industries Inc	166,938
9,417	Papa John's International Inc	705,616
3,797	Shake Shack Inc Class A(a)	210,696
13,150	Skyline Champion Corp(a)	989,275
27,596	Sonos Inc(a)	541,434
2,846	Titan Machinery Inc(a)	86,661
32,557	Topgolf Callaway Brands Corp(a)	703,882
29,645	Wabash National Corp	728,971
12,675	Xponential Fitness Inc Class A(a)	385,193
		13,002,825
Consumer, Non-Cyclical — 36.09%
17,539	89bio Inc(a)(b)	267,119
34,204	Adaptive Biotechnologies Corp(a)	302,021
58,590	Amicus Therapeutics Inc(a)	649,763
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
9,761	AMN Healthcare Services Inc(a)	$ 809,773
5,863	Amylyx Pharmaceuticals Inc(a)(b)	172,020
13,179	Arcellx Inc(a)(b)	406,045
13,389	ASGN Inc(a)	1,106,869
11,433	AtriCure Inc(a)	473,898
51,231	Avantor Inc(a)	1,083,023
33,087	Avid Bioservices Inc(a)	620,712
19,350	Axonics Inc(a)	1,055,736
7,865	Axsome Therapeutics Inc(a)(b)	485,113
8,562	Azenta Inc(a)	382,036
14,114	Beauty Health Co(a)	178,260
19,669	BELLUS Health Inc(a)	141,617
26,222	BioLife Solutions Inc(a)	570,329
11,515	Blueprint Medicines Corp(a)	518,060
5,143	Chefs' Warehouse Inc(a)	175,119
52,412	Clarivate PLC(a)	492,149
9,130	CONMED Corp	948,242
11,534	Cytek Biosciences Inc(a)	105,997
13,210	Cytokinetics Inc(a)	464,860
9,467	Day One Biopharmaceuticals Inc(a)	126,574
21,658	elf Beauty Inc(a)	1,783,536
11,785	Flywire Corp(a)	346,008
6,874	FTI Consulting Inc(a)	1,356,584
10,340	Glaukos Corp(a)	518,034
11,334	GXO Logistics Inc(a)	571,914
11,484	Haemonetics Corp(a)	950,301
13,299	HealthEquity Inc(a)	780,784
10,494	ICF International Inc	1,151,192
6,402	ICON PLC(a)	1,367,403
26,131	Insmed Inc(a)	445,534
2,714	Intra-Cellular Therapies Inc(a)	146,963
10,745	Ionis Pharmaceuticals Inc(a)	384,026
21,057	Iovance Biotherapeutics Inc(a)	128,658
5,210	iRhythm Technologies Inc(a)	646,196
3,965	IVERIC bio Inc(a)	96,468
965	Karuna Therapeutics Inc(a)	175,283
4,144	Krystal Biotech Inc(a)	331,769
8,823	Lamb Weston Holdings Inc	922,180
1,513	Lantheus Holdings Inc(a)	124,913
23,405	LiveRamp Holdings Inc(a)	513,272
8,203	Monro Inc	405,474
6,071	Neurocrine Biosciences Inc(a)	614,507
2,921	Novocure Ltd(a)	175,669
17,169	Oak Street Health Inc(a)	664,097
7,355	Olink Holding AB ADR(a)	165,708
12,311	Omnicell Inc(a)	722,286
22,004	Pacific Biosciences of California Inc(a)	254,806
13,139	Pacira BioSciences Inc(a)	536,203
19,643	Performance Food Group Co(a)	1,185,259
12,032	Pliant Therapeutics Inc(a)	320,051
2,508	PROCEPT BioRobotics Corp(a)	71,227
2,867	Prometheus Biosciences Inc(a)	307,686
24,193	Remitly Global Inc(a)	410,071
5,384	Revance Therapeutics Inc(a)	173,419
5,670	Ritchie Bros Auctioneers Inc	319,168

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
7,419	Rocket Pharmaceuticals Inc(a)	$ 127,087
7,867	RxSight Inc(a)	131,222
5,075	Sarepta Therapeutics Inc(a)	699,487
29,070	Silk Road Medical Inc(a)	1,137,509
12,174	SpringWorks Therapeutics Inc(a)	313,359
15,476	Sterling Check Corp(a)	172,557
11,415	Syndax Pharmaceuticals Inc(a)	241,085
13,671	Tandem Diabetes Care Inc(a)	555,179
14,955	TransMedics Group Inc(a)	1,132,542
27,327	Treace Medical Concepts Inc(a)	688,367
15,599	TreeHouse Foods Inc(a)	786,658
10,666	Ultragenyx Pharmaceutical Inc(a)	427,707
7,209	uniQure NV(a)	145,189
7,043	US Physical Therapy Inc	689,580
9,539	Ventyx Biosciences Inc(a)	319,557
84,497	ViewRay Inc(a)	292,360
7,799	Viking Therapeutics Inc(a)	129,853
8,763	Vita Coco Co Inc(a)	171,930
4,191	WEX Inc(a)	770,683
8,816	Xenon Pharmaceuticals Inc(a)	315,525
		39,849,420
Energy — 1.70%
15,070	Callon Petroleum Co(a)	503,941
27,379	ChampionX Corp	742,792
15,460	Ranger Oil Corp Class A	631,386
		1,878,119
Financial — 8.40%
46,196	BRP Group Inc Class A(a)	1,176,150
22,089	Essent Group Ltd	884,665
6,919	Evercore Inc Class A	798,314
10,374	Focus Financial Partners Inc Class A(a)	538,099
18,108	NerdWallet Inc Class A(a)	292,988
11,174	Palomar Holdings Inc(a)	616,805
1,462	Piper Sandler Cos	202,648
26,514	Ryan Specialty Holdings Inc(a)	1,066,923
8,407	Ryman Hospitality Properties Inc REIT	754,360
24,120	Skyward Specialty Insurance Group Inc(a)	527,504
19,447	Stifel Financial Corp	1,149,123
14,003	Triumph Financial Inc(a)	813,014
24,314	Virtu Financial Inc Class A	459,535
		9,280,128
Industrial — 11.03%
1,718	AAR Corp(a)	93,717
9,626	Advanced Drainage Systems Inc	810,605
1,468	AeroVironment Inc(a)	134,557
5,813	Atkore Inc(a)	816,610
24,127	AZEK Co Inc(a)	567,950
9,055	Boise Cascade Co	572,729
Shares		Fair Value
Industrial — (continued)
6,362	Chart Industries Inc(a)	$ 797,795
8,352	Dycom Industries Inc(a)	782,165
7,013	Heritage-Crystal Clean Inc(a)	249,733
10,960	Itron Inc(a)	607,732
13,812	Knight-Swift Transportation Holdings Inc	781,483
42,670	Kratos Defense & Security Solutions Inc(a)	575,192
10,399	Masonite International Corp(a)	943,917
14,156	Mercury Systems Inc(a)	723,655
1,065	MYR Group Inc(a)	134,201
10,949	Napco Security Technologies Inc(a)	411,463
2,128	OSI Systems Inc(a)	217,822
27,076	Schneider National Inc Class B	724,283
10,921	Sight Sciences Inc(a)	95,449
13,966	SPX Technologies Inc(a)	985,720
3,216	Tecnoglass Inc	134,943
10,086	Vicor Corp(a)	473,437
25,627	Zurn Elkay Water Solutions Corp	547,393
		12,182,551
Technology — 23.18%
7,641	Aehr Test Systems(a)	237,024
7,025	Agilysys Inc(a)	579,633
28,006	AvidXchange Holdings Inc(a)	218,447
16,412	Black Knight Inc(a)	944,675
40,459	Box Inc Class A(a)	1,083,897
9,114	C3.ai Inc Class A(a)(b)	305,957
6,466	Cerence Inc(a)	181,630
3,086	CEVA Inc(a)	93,907
27,438	Confluent Inc Class A(a)	660,433
6,343	CyberArk Software Ltd(a)	938,637
23,945	DoubleVerify Holdings Inc(a)	721,942
22,442	Evolent Health Inc Class A(a)	728,243
21,804	HashiCorp Inc Class A(a)	638,639
4,319	Impinj Inc(a)	585,311
20,389	Integral Ad Science Holding Corp(a)	290,951
37,066	Jamf Holding Corp(a)	719,822
37,346	JFrog Ltd(a)	735,716
24,473	KBR Inc	1,347,239
14,836	Lumentum Holdings Inc(a)	801,292
28,362	Nutanix Inc Class A(a)	737,128
8,386	Onto Innovation Inc(a)	736,962
31,126	PagerDuty Inc(a)	1,088,787
13,027	PAR Technology Corp(a)	442,397
29,286	Phreesia Inc(a)	945,645
17,692	Privia Health Group Inc(a)	488,476
12,741	PTC Inc(a)	1,633,778
11,503	Rambus Inc(a)	589,644
8,724	Silicon Motion Technology Corp ADR	571,596
12,609	Sprout Social Inc Class A(a)	767,636
22,684	SS&C Technologies Holdings Inc	1,280,965
4,243	Synaptics Inc(a)	471,609

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Technology — (continued)
6,706	Teradyne Inc	$ 720,962
22,667	Varonis Systems Inc(a)	589,569
44,324	Veradigm Inc(a)	578,428
52,799	Verra Mobility Corp(a)	893,359
32,788	Yext Inc(a)	315,093
29,124	Zeta Global Holdings Corp Class A(a)	315,413
62,456	Zuora Inc Class A(a)	617,065
		25,597,907
TOTAL COMMON STOCK — 97.26% (Cost $102,619,626)		$107,398,231
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 2.25%
$485,269	Undivided interest of 0.33% in a repurchase agreement (principal amount/value $147,303,869 with a maturity value of $147,362,913) with Citigroup Global Markets Inc, 4.81%, dated 3/31/23 to be repurchased at $485,269 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.50% - 7.00%, 12/26/24 - 3/20/53, with a value of $150,249,951.(c)	485,269
997,013	Undivided interest of 0.67% in a repurchase agreement (principal amount/value $148,993,698 with a maturity value of $149,053,544) with Bank of America Securities Inc, 4.82%, dated 3/31/23 to be repurchased at $997,013 on 4/3/23 collateralized by various U.S. Government Agency securities, 1.50% - 3.00%, 11/1/49 - 2/1/51, with a value of $151,973,572.(c)	997,013
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$997,013	Undivided interest of 0.67% in a repurchase agreement (principal amount/value $149,316,406 with a maturity value of $149,376,381) with RBC Capital Markets Corp, 4.82%, dated 3/31/23 to be repurchased at $997,013 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.38%, 4/6/23 - 2/20/53, with a value of $152,302,735.(c)	$ 997,013
TOTAL SHORT TERM INVESTMENTS — 2.25% (Cost $2,479,295)		$2,479,295
TOTAL INVESTMENTS — 99.51% (Cost $105,098,921)		$109,877,526
OTHER ASSETS & LIABILITIES, NET — 0.49%		$542,829
TOTAL NET ASSETS — 100.00%		$110,420,355

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2023.
(c)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

March 31, 2023

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2023, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2023